OTHER INCOME AND EXPENSES AND LOSSES PER SHARE - Schedule of finance income (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫)
OTHER INCOME AND EXPENSES AND LOSSES PER SHARE
Interest income on loan receivables	₫ 242,770	$ 9,664,026	₫ 291,428	₫ 376,843
Interest income on sales-type lease	23,963	953,903	61,339	29,410
Others	39,559	1,574,738	1,763	16,493
Total	₫ 306,292	$ 12,192,667	₫ 354,530	₫ 422,746	[1]

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control